Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income [abstract]
Net realized losses on redemptions and sales of silver bullion	$ (966,565)	$ (2,391,049)
Change in unrealized gains (losses) on silver bullion	57,726,059	100,402,574
Other income		2,067
Total income	56,759,494	98,013,592
Expenses [abstract]
Management fees (note 8)	4,282,624	4,080,318
Bullion storage fees	1,304,989	1,410,586
Sales tax	351,375	354,297
Unitholder reporting costs	260,958	134,605
Listing and regulatory filing fees	106,238	127,809
Administrative fees	107,860	110,805
Legal fees	72,787	91,086
Audit fees	48,324	53,336
Trustee fees	4,417	5,000
Independent Review Committee fees	24,248	4,150
Net foreign exchange (gains) losses	236	2,613
Custodial fees	8,201	655
Total expenses	6,572,257	6,375,260
Net income (loss) and comprehensive income (loss)	$ 50,187,237	$ 91,638,332
Weighted average number of Units	147,546,362	148,747,330
Increase (decrease) in total equity from operations per Unit	$ 0.34	$ 0.62